Note 7 - Operating Activities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income from government grants	$ 300	$ 400	$ 500
General and administrative share-based compensation expenses	$ 200	$ 0